Significant Accounting Policies (Details) - Schedule of foreign currency translation	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Period-end spot rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	US$1=RMB 6.5713 Yuan	US$1=RMB 7.0851 Yuan	US$1=RMB 6.7335 Yuan
Average Rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	US$1=RMB 6.7960 Yuan	US$1=RMB 6.9655 Yuan	US$1=RMB 6.7317 Yuan